Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 719
Entity Common Stock, Shares Outstanding		96,354,600
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017